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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Kohlberg Kravis Roberts & Co. L.P.
                 ----------------------------------
   Address:      9 West 57th Street, Suite 4200
                 ----------------------------------
                 New York, NY 10019
                 ----------------------------------

Form 13F File Number: 28-12880
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sorkin
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (212) 750-8300
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ David Sorkin              New York, NY      November 14, 2008
   -------------------------------    -----------------   -----------------
             [Signature]                [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 36
                                        --------------------

Form 13F Information Table Value Total: $1,063,414
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    NUMBER    FORM 13F FILE NUMBER         NAME

      1       28-12879                     KKR PEI Opportunities GP, Ltd.
    ------       -----------------         ---------------------------------

Explanatory Note:

Unless otherwise indicated, the positions reported herein are held by entities affiliated with Kohlberg Kravis Roberts & Co. L.P. ("KKR") that make minority investments in public securities and are not held by KKR's traditional private equity funds.

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                           FORM 13F INFORMATION TABLE
                       KOHLBERG KRAVIS ROBERTS & CO. L.P.
                      FOR QUARTER ENDED SEPTEMBER 30, 2008

                                                                                                               VOTING AUTHORITY
                                                       VALUE (X SHRS OR PRN SH/          INVESTMENT  OTHER   --------------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP    $1000)      AMT     PRN PUT/CALL DISCRETION MANAGERS SOLE   SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------
                                                                                          SHARED-
AMERICAN INTL GROUP INC      UNIT 99/99/9999 026874115      430      50,000 SH             OTHER                      50,000
                                                                                          SHARED-
AMERICAN INTL GROUP INC            COM       026874107      122      36,600 SH             OTHER                      36,600
                                                                                          SHARED-
AMERISOURCEBERGEN CORP             COM       03073E105      377      10,000 SH             OTHER                      10,000
                                                                                          SHARED-
BERKLEY W R CORP                   COM       084423102    1,178      50,000 SH             OTHER                      50,000
                                                                                          SHARED-
BERKLEY W R CORP                   COM       084423102    7,428     315,400 SH             OTHER       1             315,400
                                                                                          SHARED-
BRISTOW GROUP INC                  COM       110394103    1,354      40,000 SH             OTHER       1              40,000
                                                                                          SHARED-
CIGNA CORP                         COM       125509109    1,019      30,000 SH             OTHER                      30,000
                                                                                          SHARED-
CISCO SYS INC                      COM       17275R102    1,410      62,500 SH             OTHER                      62,500
                                                                                          SHARED-
CITADEL BROADCASTING CORP          COM       17285T106    3,028   3,882,145 SH             OTHER       1           3,882,145
                                                                                          SHARED-
CMS ENERGY CORP                    COM       125896100    4,811     385,819 SH             OTHER       1             385,819
                                                                                          SHARED-
COMERICA INC                       COM       200340107    3,413     104,100 SH             OTHER       1             104,100
                                                                                          SHARED-
EXTERRAN HLDGS INC                 COM       30225X103    1,211      37,900 SH             OTHER       1              37,900
                                                                                          SHARED-
FIFTH THIRD BANCORP         CNV PFD DEP1/250 316773209    3,755      35,000 SH             OTHER                      35,000
                                                                                          SHARED-
GATEHOUSE MEDIA INC                COM       367348109      555   1,133,100 SH             OTHER                   1,133,100
                                                                                          SHARED-
HOSPIRA INC                        COM       441060100    1,757      46,000 SH             OTHER                      46,000
                                                                                          SHARED-
HOSPIRA INC                        COM       441060100    1,662      43,500 SH             OTHER       1              43,500

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
                                                                                          SHARED-
IPCS INC                         COM NEW     44980Y305    1,980      88,900 SH             OTHER       1              88,900
                                                                                          SHARED-
ISHARES SILVER TRUST             ISHARES     46428Q109    1,778     150,000 SH             OTHER                     150,000
                                                                                          SHARED-
JAZZ PHARMACEUTICALS INC*          COM       472147107   42,555   8,614,419 SH             OTHER                   8,614,419
                                                                                          SHARED-
JPMORGAN & CHASE & CO              COM       46625H100    1,168      25,000 SH             OTHER                      25,000
                                                                                          SHARED-
MANITOWOC INC                      COM       563571108      311      20,000 SH             OTHER                      20,000
                                                                                          SHARED-
MEDCATH CORP*                      COM       58404W109   35,276   1,968,522 SH             OTHER                   1,968,522
                                                                                          SHARED-
MICROSOFT CORP                     COM       594918104      267      10,000 SH             OTHER                      10,000
                                                                                          SHARED-
NEWCASTLE INVT CORP                COM       65105M108      375      59,100 SH             OTHER                      59,100
                                                                                          SHARED-
NORFOLK SOUTHERN CORP              COM       655844108    3,311      50,000 SH             OTHER       1              50,000
                                                                                          SHARED-
PARKER HANNIFIN CORP               COM       701094104      530      10,000 SH             OTHER                      10,000
                                                                                          SHARED-
PRIMEDIA INC*                    COM NEW     74157K846   63,211  26,012,715 SH             OTHER                  26,012,715
                                                                                          SHARED-
ROCKWOOD HLDGS INC*                COM       774415103  567,977  22,134,709 SH             OTHER                  22,134,709
                                                                                          SHARED-
SEALY CORP*                        COM       812139301  301,203  46,625,921 SH             OTHER                  46,625,921
                                                                                          SHARED-
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506    1,899      30,000 SH             OTHER                      30,000
                                                                                          SHARED-
TELETECH HOLDINGS INC              COM       879939106    1,699     136,576 SH             OTHER       1             136,576
                                                                                          SHARED-
UNITEDHEALTH GROUP INC             COM       91324P102      368      14,500 SH             OTHER                      14,500
                                                                                          SHARED-
VALE CAP LTD                 NT RIO CV VALE  91912C208      949      25,000 SH             OTHER                      25,000
                                                                                          SHARED-
WELLPOINT INC                      COM       94973V107      982      21,000 SH             OTHER                      21,000
                                                                                          SHARED-
WILLIAMS COS INC DEL               COM       969457100    2,365     100,000 SH             OTHER       1             100,000
                                                                                          SHARED-
ZHONE TECHNOLOGIES INC NEW*        COM       98950P108    1,702   8,959,375 SH             OTHER                   8,959,375

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* Position held by one or more entities engaged in the private equity business.